Condensed Financial Statements of Kentucky First Federal Bancorp (Details) - Schedule of Statements of Income (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Unrealized holding gains (losses) on securities designated as available for sale	$ (1)	$ 1